Investments in Joint Ventures - Additional Information (Detail) - USD ($)					12 Months Ended
	Mar. 01, 2025	Dec. 31, 2023	Jun. 01, 2023	Mar. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 20, 2024	Nov. 08, 2023
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Aggregate Cost		$ 1,930,000			$ 1,870,000	$ 1,930,000
Property, plant and equipment, disposals						78,933,759
Repayments of debt		20,300,000	$ 18,200,000	$ 29,700,000	$ 108,236,401	$ 154,870,215	$ 83,579,825
Eco Ethereal [Member]
Schedule of Equity Method Investments [Line Items]
Property, plant and equipment, disposals		$ 43,000,000
Deposit received by joint venture									20.00%
Gas Shuriken [Member]
Schedule of Equity Method Investments [Line Items]
Disposal Group, Including Discontinued Operation, Consideration								$ 11,400,000
Term Loan [Member]
Schedule of Equity Method Investments [Line Items]
Repayments of debt	$ 8,700,000